Loans	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Loans

Note 3 – Loans

Net loans held-for-investment are as follows (in thousands):

	June 30,	December 31,
	2012	2011
Real estate loans:
Multifamily	$538,251	$458,370
Commercial mortgage	311,256	327,074
One- to- four family residential mortgage	69,781	72,592
Home equity and lines of credit	28,928	29,666
Construction and land	25,497	23,460

Total real estate loans	973,713	911,162

Commercial and industrial loans	13,369	12,710
Insurance premium loans	454	59,096
Other loans	1,616	1,496

Total commercial and industrial, insurance premium, and other loans	15,439	73,302

Deferred loan cost, net	1,685	1,481

Originated loans held-for-investment, net	990,837	985,945
PCI Loans	82,111	88,522

Loans held for investmement, net	1,072,948	1,074,467
Allowance for loan losses	(27,042)	(26,836)

Net loans held-for-investment	$1,045,906	$1,047,631

Loans held-for-sale amounted to $355,000 and $3.9 million at June 30, 2012 and December 31, 2011, respectively. Loans held-for-sale are comprised of $275,000 of one-to-four family residential mortgage loans and $80,000 of commercial and industrial loans.

PCI loans, acquired as part of a Federal Deposit Insurance Corporation-assisted transaction, totaled $82.1 million at June 30, 2012 as compared to $88.5 million at December 31, 2011. The Company accounts for PCI loans utilizing generally accepting accounting principles applicable to loans acquired with deteriorated credit quality. PCI loans consist of approximately 34% commercial real estate and 55% commercial and industrial loans, with the remaining balance in residential and home equity loans. The following details the accretable yield for the three and six months ended June 30, 2012:

	For the Three Months Ended June 30, 2012	For the Six Months Ended June 30, 2012
Balance at the beginning of period	$40,873	$42,493
Accretion into interest income	(1,562)	(3,182)

Balance at end of period	$39,311	$39,311

The Company does not have any lending programs commonly referred to as subprime lending. Subprime lending generally targets borrowers with weakened credit histories typically characterized by payment delinquencies, previous charge-offs, judgments, bankruptcies, or borrowers with questionable repayment capacity as evidenced by low credit scores or high debt-burden ratios.

The Company, through its principal subsidiary, the Bank, serviced $35.3 million and $41.3 million of loans at June 30, 2012 and December 31, 2011, respectively, for Freddie Mac. These one- to four-family residential mortgage real estate loans were underwritten to Freddie Mac guidelines and to comply with applicable federal, state, and local laws. At the time of the closing of these loans, the Company owned the loans and subsequently sold them to Freddie Mac providing normal and customary representations and warranties, including representations and warranties related to compliance with Freddie Mac underwriting standards. At the time of sale, the loans were free from encumbrances except for the mortgages filed by the Company which, with other underwriting documents, were subsequently assigned and delivered to Freddie Mac. At June 30, 2012, substantially all of the loans serviced for Freddie Mac were performing in accordance with their contractual terms and management believes that it has no material repurchase obligations associated with these loans. Servicing of loans for others does not have a material effect on our financial position or results of operations.

Activity in the allowance for loan losses is as follows (in thousands):

	At or for the
	six months ended
	June 30,
	2012	2011
Beginning balance	$26,836	$21,819
Provision for loan losses	1,159	3,117
Charge-offs, net	(953)	(1,416)

Ending balance	$27,042	$23,520

The following tables set forth activity in our allowance for loan losses, by loan type, for the six months ended June 30, 2012 and the year ended December 31, 2011. The following tables also detail the amount of originated loans held-for-investment, net of deferred loan fees and costs, that are evaluated individually, and collectively, for impairment, and the related portion of the allowance for loan losses that is allocated to each loan portfolio segment, as of June 30, 2012 and December 31, 2011 (in thousands).

	At June 30, 2012
	Real Estate
	Multifamily	Commercial	One -to- Four Family	Construction and Land	Home Equity and Lines of Credit	Commercial and Industrial	Insurance Premium	Other	Unallocated	Total
Allowance for loan losses:
Beginning Balance	$6,772	$14,120	$967	$1,189	$418	$2,035	$186	$40	$1,109	$26,836
Charge-offs	—	(655)	—	(43)	(3)	(90)	(198)	(3)	—	(992)
Recoveries	—	15	—	—	—	24	—	—	—	39
Provisions	360	539	(330)	(119)	146	227	52	9	275	1,159

Ending Balance	$7,132	$14,019	$637	$1,027	$561	$2,196	$40	$46	$1,384	$27,042

Ending balance: individually evaluated for impairment	$343	$2,709	$12	$—	$132	$1,468	$—	$—	$—	$4,664

Ending balance: collectively evaluated for impairment	$6,789	$11,310	$625	$1,027	$429	$728	$40	$46	$1,384	$22,378

Originated loans, net:
Ending Balance	$539,452	$311,386	$69,858	$25,514	$29,168	$13,389	$454	$1,616	$—	$990,837

Ending balance: individually evaluated for impairment	$2,927	$44,844	$785	$—	$1,954	$5,617	$—	$—	$—	$56,127

Ending balance: collectively evaluated for impairment	$536,525	$266,542	$69,073	$25,514	$27,214	$7,772	$454	$1,616	$—	$934,710

	At December 31, 2011
	Real Estate
	Multifamily	Commercial	One -to- Four Family	Construction and Land	Home Equity and Lines of Credit	Commercial and Industrial	Insurance Premium	Other	Unallocated	Total
Allowance for loan losses:
Beginning Balance	$5,137	$12,654	$570	$1,855	$242	$719	$111	$28	$503	$21,819
Charge-offs	(718)	(5,398)	(101)	(693)	(62)	(638)	(70)	—	—	(7,680)
Recoveries	—	55	—	—	—	23	30	—	—	108
Provisions	2,353	6,809	498	27	238	1,931	115	12	606	12,589

Ending Balance	$6,772	$14,120	$967	$1,189	$418	$2,035	$186	$40	$1,109	$26,836

Ending balance: individually evaluated for impairment	$338	$1,895	$408	$—	$30	$1,393	$—	$—	$—	$4,064

Ending balance: collectively evaluated for impairment	$6,434	$12,225	$559	$1,189	$388	$642	$186	$40	$1,109	$22,772

Originated loans, net:
Ending balance	$459,434	$327,141	$72,679	$23,478	$29,906	$12,715	$59,096	$1,496	$—	$985,945

Ending balance: individually evaluated for impairment	$2,945	$43,448	$2,532	$1,709	$1,593	$2,043	$—	$—	$—	$54,270

Ending balance: collectively evaluated for impairment	$456,489	$283,693	$70,147	$21,769	$28,313	$10,672	$59,096	$1,496	$—	$931,675

The Company monitors the credit quality of its loans by reviewing certain key credit quality indicators. Management has determined that loan-to-value ratios (at period end) and internally assigned credit risk ratings by loan type are the key credit quality indicators that best help management monitor the credit quality of the Company’s loans. Loan-to-value (LTV) ratios used by management in monitoring credit quality are based on current period loan balances and original values at time of origination (unless a more current appraisal has been obtained). In calculating the provision for loan losses, management has determined that commercial real estate loans and multifamily loans having loan-to-value ratios of less than 35%, and one- to four-family loans having loan-to-value ratios of less than 60%, require less of a loss factor than those with higher loan-to-value ratios.

The Company maintains a credit risk rating system as part of the risk assessment of its loan portfolio. The Company’s lending officers are required to assign a credit risk rating to each loan in their portfolio at origination. When the lending officer learns of important financial developments, the risk rating is reviewed and adjusted if necessary. Periodically, management presents monitored assets to the Board Loan Committee. In addition, the Company engages a third party independent loan reviewer that performs semi-annual reviews of a sample of loans, validating the credit risk ratings assigned to such loans. The credit risk ratings play an important role in the establishment of the loan loss provision and in confirming the adequacy of the allowance for loan losses. After determining the general reserve loss factor for each portfolio segment, the portfolio segment balance collectively evaluated for impairment is multiplied by the general reserve loss factor for the respective portfolio segment in order to determine the general reserve. Loans collectively evaluated for impairment that have an internal credit rating of special mention or substandard are multiplied by a multiple of the general reserve loss factors for each portfolio segment, in order to determine the general reserve.

When assigning a risk rating to a loan, management utilizes the Bank’s internal nine-point credit risk rating system.

1.	Strong

2.	Good

3.	Acceptable

4.	Adequate

5.	Watch

6.	Special Mention

7.	Substandard

8.	Doubtful

9.	Loss

Loans rated 1 through 5 are considered pass ratings. An asset is considered substandard if it is inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Substandard assets have well defined weaknesses based on objective evidence, and are characterized by the distinct possibility the Company will sustain some loss if the deficiencies are not corrected. Assets classified as doubtful have all of the weaknesses inherent in those classified substandard with the added characteristic that the weaknesses present make collection or liquidation in full highly questionable and improbable based on current circumstances. Assets classified as loss are those considered uncollectible and of such little value that their continuance as assets is not warranted. Assets which do not currently expose the Company to sufficient risk to warrant classification in one of the aforementioned categories, but possess weaknesses, are designated special mention.

The following tables detail the recorded investment of originated loans held-for-investment, net of deferred fees and costs, by loan type and credit quality indicator at June 30, 2012, and December 31, 2011 (in thousands).

	At June 30, 2012
	Real Estate
	Multifamily		Commercial		One- to Four-Family		Construction and Land	Home Equity and Lines of Credit	Commercial and Industrial	Insurance Premium	Other	Total
	<35% LTV	=>35% LTV	<35% LTV	=>35% LTV	<60% LTV	=>60% LTV
Internal Risk Rating
Pass	$23,107	$495,344	$32,491	$204,788	$35,291	$28,723	$15,938	$26,790	$9,465	$444	$1,616	$873,997
Special Mention	123	13,456	562	25,090	1,546	389	4,228	676	569	3	—	46,642
Substandard	517	6,905	1,711	46,744	852	3,057	5,348	1,702	3,355	7	—	70,198

Total Loans Receivable, net	$23,747	$515,705	$34,764	$276,622	$37,689	$32,169	$25,514	$29,168	$13,389	$454	$1,616	$990,837

	At December 31, 2011
	Real Estate
	Multifamily		Commercial		One- to Four-Family		Construction and Land	Home Equity and Lines of Credit	Commercial and Industrial	Insurance Premium	Other	Total
	<35% LTV	=>35% LTV	<35% LTV	=>35% LTV	<60% LTV	=>60% LTV
Internal Risk Rating
Pass	$23,595	$419,433	$30,478	$214,120	$39,808	$27,806	$17,229	$27,751	$8,761	$58,817	$1,496	$869,294
Special Mention	—	11,989	624	23,271	1,730	—	631	389	1,118	142	—	39,894
Substandard	555	3,862	2,027	56,621	821	2,514	5,618	1,766	2,836	137	—	76,757

Total Loans Receivable, net	$24,150	$435,284	$33,129	$294,012	$42,359	$30,320	$23,478	$29,906	$12,715	$59,096	$1,496	$985,945

Included in originated loans receivable (including held-for-sale) are loans for which the accrual of interest income has been discontinued due to deterioration in the financial condition of the borrowers. The recorded investment of these nonaccrual loans was $34.4 million and $43.8 million at June 30, 2012 and December 31, 2011, respectively. Generally, loans are placed on non-accruing status when they become 90 days or more delinquent, and remain on non-accrual status until they are brought current, have six months of performance under the loan terms, and factors indicating reasonable doubt about the timely collection of payments no longer exist. Therefore, loans may be current in accordance with their loan terms, or may be less than 90 days delinquent and still be on a non-accruing status.

These non-accrual amounts included loans deemed to be impaired of $30.6 million and $36.1 million at June 30, 2012 and December 31, 2011, respectively. Loans on non-accrual status with principal balances less than $500,000, and therefore not meeting the Company’s definition of an impaired loan, amounted to $3.7 million and $4.3 million at June 30, 2012 and December 31, 2011, respectively. Non-accrual amounts included in loans held-for-sale were $80,000 and $3.4 million at June 30, 2012, and December 31, 2011, respectively. Loans past due 90 days or more and still accruing interest were $424,000 and $85,000 at June 30, 2012 and December 31, 2011, respectively, and consisted of loans that are considered well secured and in the process of collection.

The following tables set forth the detail, and delinquency status, of non-performing loans (non-accrual loans and loans past due 90 or more and still accruing), net of deferred fees and costs, at June 30, 2012 and December 31, 2011 (in thousands). The following table excludes PCI loans at June 30, 2012, which have been segregated into pools in accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Subtopic 310-30. Each loan pool is accounted for as a single asset with a single composite interest rate and an aggregate expectation of cash flows. At June 30, 2012, expected future cash flows of each PCI loan pool were consistent with those estimated at its purchase date.

	At June 30, 2012
	Non-Accruing Loans
	0-29 Days Past Due	30-89 Days Past Due	90 Days or More Past Due	Total	90 Days or More Past Due and Accruing	Total Non- Performing Loans
Loans held-for-investment:
Real estate loans:
Commercial
LTV < 35%
Special Mention	$—	$—	$—	$—	$4	$4
Substandard	353	—	1,358	1,711	—	1,711

Total	353	—	1,358	1,711	4	1,715
LTV => 35%
Special Mention	—	—	—	—	—	—
Substandard	14,595	464	8,608	23,667	—	23,667

Total	14,595	464	8,608	23,667	—	23,667

Total commercial	14,948	464	9,966	25,378	4	25,382

One-to-four family residential
LTV < 60%
Special Mention	—	20	327	347	37	384
Substandard	50	207	—	257	—	257

Total	50	227	327	604	37	641
LTV => 60%
Substandard	234	692	130	1,056	253	1,309

Total	234	692	130	1,056	253	1,309

Total one-to-four family residential	284	919	457	1,660	290	1,950

Construction and land Substandard	1,861	—	—	1,861	—	1,861

Total construction and land	1,861	—	—	1,861	—	1,861

Multifamily
LTV < 35%
Substandard	517	—	—	517	—	517

Total	517	—	—	517	—	517
LTV => 35%
Substandard	—	—	1,899	1,899	71	1,970

Total	—	—	1,899	1,899	71	1,970

Total multifamily	517	—	1,899	2,416	71	2,487

Home equity and lines of credit Substandard	—	100	1,602	1,702	—	1,702

Total home equity and lines of credit	—	100	1,602	1,702	—	1,702

Commercial and industrial loans Substandard	541	—	724	1,265	—	1,265

Total commercial and industrial loans	541	—	724	1,265	—	1,265

Insurance premium loans—substandard	—	—	7	7	—	7

Total insurance premium loans	—	—	7	7	—	7

Other loans
Pass	—	—	—	—	59	59

Total other loans	—	—	—	—	59	59

Total loans-held-for-investmet	18,151	1,483	14,655	34,289	424	34,713

Loans held-for-sale:
Commercial and industrial loans Substandard	—	—	80	80	—	80

Total commercial and industrial loans	—	—	80	80	—	80

Total loans held-for-sale	—	—	80	80	—	80

Total non-performing loans	$18,151	$1,483	$14,735	$34,369	$424	$34,793

	At December 31, 2011
	Non-Accruing Loans
	0-29 Days Past Due	30-89 Days Past Due	90 Days or More Past Due	Total	90 Days or More Past Due and Accruing	Total Non-Performing Loans
Loans held-for-investment:
Real estate loans:
Commercial
LTV < 35%
Special Mention	—	—	—	—	13	13
Substandard	$404	$—	$1,360	$1,764	$—	$1,764

Total	404	—	1,360	1,764	13	1,777
LTV => 35%
Special Mention	876	—	1,020	1,896	—	1,896
Substandard	14,657	3,438	10,559	28,654	—	28,654

Total	15,533	3,438	11,579	30,550	—	30,550

Total commercial	15,937	3,438	12,939	32,314	13	32,327

One-to-four family residential
LTV < 60%
Special Mention	—	23	335	358	—	358
Substandard	210	—	198	408	—	408

Total	210	23	533	766	—	766
LTV => 60%
Substandard	—	572		572	—	572

Total	—	572	—	572	—	572

Total one-to-four family residential	210	595	533	1,338	—	1,338

Construction and land
Special Mention	—	—	—	—		—
Substandard	1,709	—	—	1,709	—	1,709

Total construction and land	1,709	—	—	1,709	—	1,709

Multifamily
LTV < 35%
Substandard	523	—	—	523	—	523

Total	523	—	—	523	—	523
LTV => 35%
Substandard	—	—	1,179	1,179	72	1,251

Total	—	—	1,179	1,179	72	1,251

Total multifamily	523	—	1,179	1,702	72	1,774

Home equity and lines of credit Substandard	102	—	1,664	1,766		1,766

Total home equity and lines of credit	102	—	1,664	1,766	—	1,766

Commercial and industrial loans
Special Mention	—	—	724	724	—	724
Substandard	553	—	90	643	—	643

Total commercial and industrial loans	553	—	814	1,367	—	1,367

Insurance premium loans—substandard	—	—	137	137	—	137

Total insurance premium loans	—	—	137	137	—	137

Total loans-held-for-investmet	19,034	4,033	17,266	40,333	85	40,418

Loans held-for-sale:
Commercial
LTV < 35%
Substandard	—	—	263	263	—	263

Total	—	—	263	263	—	263
LTV => 35%
Substandard	458	175	1,449	2,082	—	2,082

Total	458	175	1,449	2,082	—	2,082

Total commercial	458	175	1,712	2,345	—	2,345

Construction and land Substandard	—	—	422	422	—	422

Total construction and land	—	—	422	422	—	422

Multifamily
LTV < 35%
Substandard	—	—	32	32	—	32

Total	—	—	32	32	—	32
LTV => 35%
Substandard	—	—	441	441	—	441

Total	—	—	441	441	—	441

Total multifamily	—	—	473	473	—	473

Commercial and industrial loans Substandard	—	—	208	208	—	208

Total commercial and industrial loans	—	—	208	208	—	208

Total loans held-for-sale	458	175	2,815	3,448	—	3,448

Total non-performing loans	$19,492	$4,208	$20,081	$43,781	$85	$43,866

The following tables set forth the detail and delinquency status of originated loans held-for-investment, net of deferred fees and costs, by performing and non-performing loans at June 30, 2012 and December 31, 2011 (in thousands).

	At June 30, 2012
	Performing (Accruing) Loans
	0-29 Days Past Due	30-89 Days Past Due	Total	Non-Performing Loans	Total Loans Receivable, net
Loans held-for-investment:
Real estate loans:
Commercial
LTV < 35%
Pass	$32,491	$—	$32,491	$—	$32,491
Special Mention	558	—	558	4	562
Substandard	—	—	—	1,711	1,711

Total	33,049	—	33,049	1,715	34,764
LTV > 35%
Pass	202,767	2,021	204,788	—	204,788
Special Mention	25,090	—	25,090	—	25,090
Substandard	18,600	4,477	23,077	23,667	46,744

Total	246,457	6,498	252,955	23,667	276,622

Total commercial	279,506	6,498	286,004	25,382	311,386

One-to-four family residential
LTV < 60%
Pass	34,807	484	35,291	—	35,291
Special Mention	718	444	1,162	384	1,546
Substandard	125	470	595	257	852

Total	35,650	1,398	37,048	641	37,689
LTV > 60%
Pass	27,016	1,707	28,723	—	28,723
Special Mention	389	—	389	—	389
Substandard	1,748	—	1,748	1,309	3,057

Total	29,153	1,707	30,860	1,309	32,169

Total one-to-four family residential	64,803	3,105	67,908	1,950	69,858

Construction and land
Pass	15,938	—	15,938	—	15,938
Special Mention	4,228	—	4,228	—	4,228
Substandard	3,487	—	3,487	1,861	5,348

Total construction and land	23,653	—	23,653	1,861	25,514

Multifamily
LTV < 35%
Pass	22,964	143	23,107	—	23,107
Special Mention	123	—	123	—	123
Substandard	—	—	—	517	517

Total	23,087	143	23,230	517	23,747
LTV > 35%
Pass	495,344	—	495,344	—	495,344
Special Mention	11,739	1,717	13,456	—	13,456
Substandard	4,595	340	4,935	1,970	6,905

Total	511,678	2,057	513,735	1,970	515,705

Total multifamily	534,765	2,200	536,965	2,487	539,452

Home equity and lines of credit
Pass	26,790	—	26,790	—	26,790
Special Mention	583	93	676	—	676
Substandard	—	—	—	1,702	1,702

Total home equity and lines of credit	27,373	93	27,466	1,702	29,168

Commercial and industrial loans
Pass	9,465	—	9,465	—	9,465
Special Mention	471	98	569	—	569
Substandard	2,090	—	2,090	1,265	3,355

Total commercial and industrial loans	12,026	98	12,124	1,265	13,389

Insurance premium loans
Pass	358	86	444	—	444
Special Mention	—	3	3	—	3
Substandard	—	—	—	7	7

Total insurance premium loans	358	89	447	7	454

Other loans
Pass	1,520	37	1,557	59	1,616

Total other loans	1,520	37	1,557	59	1,616

	$944,004	$12,120	$956,124	$34,713	$990,837

	At December 31, 2011
	Performing (Accruing) Loans
	0-29 Days Past Due	30-89 Days Past Due	Total	Non-Performing Loans	Total Loans Receivable, net
Real estate loans:
Commercial
LTV < 35%
Pass	$30,478	$—	$30,478	$—	$30,478
Special Mention	611	—	611	13	624
Substandard	—	—	—	1,764	1,764

Total	31,089	—	31,089	1,777	32,866
LTV > 35%
Pass	215,123	1,342	216,465	—	216,465
Special Mention	20,796	579	21,375	1,896	23,271
Substandard	19,402	6,483	25,885	28,654	54,539

Total	255,321	8,404	263,725	30,550	294,275

Total commercial	286,410	8,404	294,814	32,327	327,141

One-to-four family residential
LTV < 60%
Pass	39,420	388	39,808	—	39,808
Special Mention	974	398	1,372	358	1,730
Substandard	129	284	413	408	821

Total	40,523	1,070	41,593	766	42,359
LTV > 60%
Pass	26,618	1,188	27,806	—	27,806
Special Mention	—	—	—	—	—
Substandard	1,942	—	1,942	572	2,514

Total	28,560	1,188	29,748	572	30,320

Total one-to-four family residential	69,083	2,258	71,341	1,338	72,679

Construction and land
Pass	14,610	3,041	17,651	—	17,651
Special Mention	631	—	631	—	631
Substandard	3,487	—	3,487	1,709	5,196

Total construction and land	18,728	3,041	21,769	1,709	23,478

Multifamily
LTV < 35%
Pass	23,595	—	23,595	—	23,595
Substandard	—	—	—	523	523

Total	23,595	—	23,595	523	24,118
LTV > 35%
Pass	416,453	3,453	419,906	—	419,906
Special Mention	10,526	1,463	11,989	—	11,989
Substandard	618	1,552	2,170	1,251	3,421

Total	427,597	6,468	434,065	1,251	435,316

Total multifamily	451,192	6,468	457,660	1,774	459,434

Home equity and lines of credit
Pass	27,721	30	27,751	—	27,751
Special Mention	389	—	389	—	389
Substandard	—	—	—	1,766	1,766

Total home equity and lines of credit	28,110	30	28,140	1,766	29,906

Commercial and industrial loans
Pass	8,887	82	8,969	—	8,969
Special Mention	269	125	394	724	1,118
Substandard	1,985	—	1,985	643	2,628

Total commercial and industrial loans	11,141	207	11,348	1,367	12,715

Insurance premium loans
Pass	58,391	426	58,817	—	58,817
Special Mention	—	142	142	—	142
Substandard	—	—	—	137	137

Total insurance premium loans	58,391	568	58,959	137	59,096

Other loans
Pass	1,405	91	1,496	—	1,496

Total other loans	1,405	91	1,496	—	1,496

	$924,460	$21,067	$945,527	$40,418	$985,945

The following tables summarize impaired loans as of June 30, 2012 and December 31, 2011 (in thousands):

	At June 30, 2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance
With No Allowance Recorded:
Real estate loans:
Commercial
LTV < 35%
Substandard	$1,711	$1,711	$—
LTV => 35%
Pass	884	884	—
Special Mention	2,972	2,980	—
Substandard	26,904	27,630	—
One-to-four family residential
LTV < 60%
Substandard	50	50	—
LTV => 60%
Substandard	257	257	—
Construction and land Substandard	2,164	2,822	—
Multifamily
LTV < 35%
Substandard	517	517	—
LTV => 35%
Substandard	835	1,305	—
Commercial and industrial loans
Special Mention	39	39	—
Substandard	1,557	1,557	—
With a Related Allowance Recorded:
Real estate loans:
Commercial
LTV => 35%
Special Mention	648	675	(71)
Substandard	11,875	12,232	(2,254)
One-to-four family residential
LTV < 60%
Special Mention	527	527	(12)
LTV => 60%
Substandard	1,748	1,748	(384)
Multifamily
LTV => 35%
Substandard	2,410	2,410	(343)
Home equity and lines of credit
Special Mention	364	364	(22)
Substandard	1,591	1,591	(110)
Commercial and industrial loans Substandard	495	495	(1,468)
Total:
Real estate loans
Commercial	44,994	46,112	(2,325)
One-to-four family residential	2,582	2,582	(396)
Construction and land	2,164	2,822	—
Multifamily	3,762	4,232	(343)
Home equity and lines of credit	1,955	1,955	(132)
Commercial and industrial loans	2,091	2,091	(1,468)

	$57,548	$59,794	$(4,664)

	At December 31, 2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance
With No Allowance Recorded:
Real estate loans:
Commercial
LTV < 35%
Substandard	$1,764	$1,764	$—
Loss	—	471	—
LTV => 35%
Special Mention	3,670	3,679	—
Substandard	26,284	27,906	—
Construction and land Substandard	1,709	2,607	—
Multifamily
LTV < 35%
Substandard	523	523	—
LTV => 35%
Substandard	870	870	—
Commercial and industrial loans
Special Mention	660	660	—
Substandard	921	921	—
With a Related Allowance Recorded:
Real estate loans:
Commercial
LTV < 35%
Substandard	1,766	2,132	(175)
LTV => 35%
Special Mention	659	685	(65)
Substandard	9,305	9,305	(1,655)
One-to-four family residential
LTV < 60%
Special Mention	782	782	(22)
LTV => 60%
Substandard	1,750	1,750	(386)
Multifamily
LTV => 35%	1,552	1,552	(338)
Substandard
Home equity and lines of credit Substandard	1,593	1,593	(30)
Commercial and industrial loans Substandard	462	462	(1,393)
Total:
Real estate loans
Commercial	43,448	45,942	(1,895)
One-to-four family residential	2,532	2,532	(408)
Construction and land	1,709	2,607	—
Multifamily	2,945	2,945	(338)
Home equity and lines of credit	1,593	1,593	(30)
Commercial and industrial loans	2,043	2,043	(1,393)

	$54,270	$57,662	$(4,064)

Included in the table above at June 30, 2012 are loans with carrying balances of $37.9 million that were not written down by either charge-offs or specific reserves in our allowance for loan losses. Included in the table above at December 31, 2011 are loans with carrying balances of $27.9 million that were not written down by either charge-offs or specific reserves in our allowance for loan losses. Loans not written down by charge-offs or specific reserves at June 30, 2012 and December 31, 2011, are considered to have sufficient collateral values, less costs to sell, to support the carrying balances of the loans.

The average recorded balance of originated impaired loans for the six months ended June 30, 2012 and 2011 was $55.9 million and $62.2 million, respectively. The Company recorded $577,000 and $1.3 million of interest income on impaired loans for the three and six months ended June 30, 2012, respectively, as compared to $735,000 and $1.6 million of interest income on impaired loans for the three and six months ended June 30, 2011, respectively.

The following table summarizes loans that were modified in troubled debt restructurings during the six months ended June 30, 2012.

	Six Months Ended June 30, 2012
		Pre-Modification	Post-Modification
	Number of	Outstanding Recorded	Outstanding Recorded
	Relationships	Investment	Investment
	(in thousands)
Troubled Debt Restructurings
Commercial real estate loans Substandard	1	$6,360	$6,360
One -to- four Family Substandard	1	257	257
Home equity and lines of credit Special Mention	2	364	364

Total Troubled Debt Restructurings	4	$6,981	$6,981

At June 30, 2012 and December 31, 2011, we had troubled debt restructurings of $47.1 million and $41.6 million, respectively.

All four of the relationships in the table above were restructured to receive reduced interest rates.

Management classifies all troubled debt restructurings as impaired loans. Impaired loans are individually assessed to determine that the loan’s carrying value is not in excess of the estimated fair value of the collateral (less cost to sell), if the loan is collateral dependent, or the present value of the expected future cash flows, if the loan is not collateral dependent. Management performs a detailed evaluation of each impaired loan and generally obtains updated appraisals as part of the evaluation. In addition, management adjusts estimated fair values down to appropriately consider recent market conditions, our willingness to accept a lower sales price to effect a quick sale, and costs to dispose of any supporting collateral. Determining the estimated fair value of underlying collateral (and related costs to sell) can be difficult in illiquid real estate markets and is subject to significant assumptions and estimates. Management employs an independent third party expert in appraisal preparation and review to ascertain the reasonableness of updated appraisals. Projecting the expected cash flows under troubled debt restructurings is inherently subjective and requires, among other things, an evaluation of the borrower’s current and projected financial condition. Actual results may be significantly different than our projections and our established allowance for loan losses on these loans, which could have a material effect on our financial results.

One loan that was restructured during the last twelve months has subsequently defaulted. The loan was a one-to-four family loan with a recorded investment of $257,000 and currently is maintained on non-accrual status as of June 30, 2012.

(5)	Loans

Loans held-for-investment, net, consists of the following at December 31, 2011 and 2010 (in thousands):

	December 31,
	2011	2010
Originated Loans:
Real estate loans:
Multifamily	$458,370	$283,588
Commercial mortgage	327,074	339,321
One- to- four family residential mortgage	72,592	78,032
Home equity and lines of credit	29,666	28,125
Construction and land	23,460	35,054

Total real estate loans	911,162	764,120

Commercial and industrial loans	12,710	17,020
Insurance premium loans	59,096	44,517
Other loans	1,496	1,062

Total commercial and industrial, insurance premium, and other loans	73,302	62,599

Deferred loan cost, net	1,481	872

Originated loans, net	985,945	827,591
PCI loans	88,522	—

Loans held-for-investment, net	1,074,467	827,591
Allowance for loan losses	(26,836)	(21,819)

Net loans held-for-investment	$1,047,631	$805,772

The Company had $3.9 million and $1.2 million in loans held-for-sale at December 31, 2011 and 2010, respectively. Loans held-for-sale included $3.4 million and $0 of non-accrual loans at December 31, 2011 and 2010.

The Company does not have any lending programs commonly referred to as subprime lending. Subprime lending generally targets borrowers with weakened credit histories typically characterized by payment delinquencies, previous charge-offs, judgments, bankruptcies, or borrowers with questionable repayment capacity as evidenced by low credit scores or high debt-burden ratios.

The Company, through its principal subsidiary, the Bank, serviced $41.3 million and $52.1 million of loans at December 31, 2011 and 2010, respectively, for Freddie Mac. These one- to four-family residential mortgage real estate loans were underwritten to Freddie Mac guidelines and to comply with applicable federal, state, and local laws. At the time of the closing of these loans the Company owned the loans and subsequently sold them to Freddie Mac providing normal and customary representations and warranties, including representations and warranties related to compliance with Freddie Mac underwriting standards. At the time of sale, the loans were free from encumbrances except for the mortgages filed for by the Company which, with other underwriting documents, were subsequently assigned and delivered to Freddie Mac. At December 31, 2011, substantially all of the loans serviced for Freddie Mac were performing in accordance with their contractual terms and management believes that it has no material repurchase obligations associated with these loans. Servicing of loans for others does not have a significant effect on our financial position or results of operations.

We provide for loan losses based on the consistent application of our documented allowance for loan loss methodology. Loan losses are charged to the allowance for loans losses and recoveries are credited to it. Additions to the allowance for loan losses are provided by charges against income based on various factors which, in our judgment, deserve current recognition in estimating probable losses. Loan losses are charged-off in the period the loans, or portion thereof, are deemed uncollectible. Generally, the Company will record a loan charge-off (including a partial charge-off) to reduce a loan to the estimated fair value of the underlying collateral, less cost to sell, for collateral dependent loans. We regularly review the loan portfolio and make adjustments for loan losses in order to maintain the allowance for loan losses in accordance with U.S. generally accepted accounting principles (“GAAP”). At December 31, 2011 management’s evaluation of estimated cash flows related to PCI loan pools was consistent with estimates utilized to determine estimated fair values on date of acquisition and therefore no provision for loan losses was deemed necessary in 2011. At December 31, 2011 and 2010, the allowance for loan losses related solely to originated loans held-for-investment and consisted primarily of the following two components:

(1) Specific allowances are established for originated impaired loans (generally defined by the company as non-accrual loans with an outstanding balance of $500,000 or greater). The amount of impairment provided for as an allowance is represented by the deficiency, if any, between the present value of expected future cash flows discounted at the original loan’s effective interest rate or the underlying collateral value (less estimated costs to sell,) if the loan is collateral dependent, and the carrying value of the loan. Impaired loans that have no impairment losses are not considered for general valuation allowances described below. Generally, the Company charges down a loan to the estimated fair value of the underlying collateral, less costs to sell, and maintains an allowance for loan losses for expected losses related to discounts to facilitate a sale of the property.

(2) General allowances are established for loan losses on a portfolio basis for originated loans that do not meet the definition of impaired. The portfolio is grouped into similar risk characteristics, primarily loan type, loan-to-value, if collateral dependent, and internal credit risk ratings. We apply an estimated loss rate to each loan group. The loss rates applied are based on our cumulative prior two year loss experience adjusted, as appropriate, for the environmental factors discussed below. This evaluation is inherently subjective, as it requires material estimates that may be susceptible to significant revisions based upon changes in economic and real estate market conditions. Actual loan losses may be significantly more than the allowance for loan losses we have established, which could have a material negative effect on our financial results. Within general allowances is an unallocated reserve established to recognize losses related to the inherent subjective nature of the appraisal process and the internal credit risk rating process.

In underwriting a loan secured by real property, we require an appraisal (or an automated valuation model) of the property by an independent licensed appraiser approved by the Company’s board of directors. The appraisal is subject to review by an independent third party hired by the Company. We review and inspect properties before disbursement of funds during the term of a construction loan. Generally, management obtains updated appraisals when a loan is deemed impaired. These appraisals may be more limited than those prepared for the underwriting of a new loan. In addition, when the Company acquires other real estate owned, it generally obtains a current appraisal to substantiate the net carrying value of the asset.

The adjustments to our loss experience are based on our evaluation of several environmental factors, including:

•

changes in local, regional, national, and international economic and business conditions and developments that affect the collectability of our portfolio, including the condition of various market segments;

•	changes in the nature and volume of our portfolio and in the terms of our loans;

•	changes in the experience, ability, and depth of lending management and other relevant staff;

•	changes in the volume and severity of past due loans, the volume of nonaccrual loans, and the volume and severity of adversely classified or graded loans;

•	changes in the quality of our loan review system;

•	changes in the value of underlying collateral for collateral-dependent loans;

•	the existence and effect of any concentrations of credit, and changes in the level of such concentrations; and

•	the effect of other external factors such as competition and legal and regulatory requirements on the level of estimated credit losses in our existing portfolio.

In evaluating the estimated loss factors to be utilized for each loan group, management also reviews actual loss history over an extended period of time as reported by the FDIC for institutions both in our market area and nationally for periods that are believed to have experienced similar economic conditions.

We evaluate the allowance for loan losses based on the combined total of the impaired and general components for originated loans. Generally when the loan portfolio increases, absent other factors, our allowance for loan loss methodology results in a higher dollar amount of estimated probable losses. Conversely, when the loan portfolio decreases, absent other factors, our allowance for loan loss methodology results in a lower dollar amount of estimated probable losses.

Each quarter we evaluate the allowance for loan losses and adjust the allowance as appropriate through a provision for loan losses. While we use the best information available to make evaluations, future adjustments to the allowance may be necessary if conditions differ substantially from the information used in making the evaluations. In addition, as an integral part of their examination process, the OCC will periodically review the allowance for loan losses. The OCC may require us to adjust the allowance based on their analysis of information available to them at the time of their examination. Our last examination was as of September 30, 2011.

A summary of changes in the allowance for loan losses for the years ended December 31, 2011, 2010, and 2009 follows (in thousands):

	December 31,
	2011	2010	2009
Balance at beginning of year	$21,819	$15,414	$8,778
Provision for loan losses	12,589	10,084	9,038
Recoveries	108	20	—
Charge-offs	(7,680)	(3,699)	(2,402)

Balance at end of year	$26,836	$21,819	$15,414

The following table sets forth activity in our allowance for loan losses, by loan type, for the years ended December 31, 2011 and 2010. The following table also details the amount of originated loans receivable held-for-investment, net of deferred loan fees and costs, that are evaluated individually, and collectively, for impairment, and the related portion of allowance for loan losses that is allocated to each loan portfolio segment (in thousands).

	December 31, 2011
	Real Estate
	Commercial	One-to- Four Family	Construction and Land	Multifamily	Home Equity and Lines of Credit	Commercial and Industrial	Insurance Premium	Other	Unallocated	Total
Allowance for loan losses:
Beginning Balance	$12,654	$570	$1,855	$5,137	$242	$719	$111	$28	$503	$21,819
Charge-offs	(5,398)	(101)	(693)	(718)	(62)	(638)	(70)	—	—	(7,680)
Recoveries	55	—	—	—	—	23	30	—	—	108
Provisions	6,809	498	27	2,353	238	1,931	115	12	606	12,589

Ending Balance	$14,120	$967	$1,189	$6,772	$418	$2,035	$186	$40	$1,109	$26,836

Ending balance: individually evaluated for impairment	$1,895	$408	$—	$338	$30	$1,393	$—	$—	$—	$4,064

Ending balance: collectively evaluated for impairment	$12,225	$559	$1,189	$6,434	$388	$642	$186	$40	$1,109	$22,772

Originated loans, net:
Ending Balance	$327,141	$72,679	$23,478	$459,434	$29,906	$12,715	$59,096	$1,496	$—	$985,945

Ending balance: individually evaluated for impairment	$43,448	$2,532	$1,709	$2,945	$1,593	$2,043	$—	$—	$—	$54,270

Ending balance: collectively evaluated for impairment	$283,693	$70,147	$21,769	$456,489	$28,313	$10,672	$59,096	$1,496	$—	$931,675

	December 31, 2010
	Real Estate
	Commercial	One-to- Four Family	Construction and Land	Multifamily	Home Equity and Lines of Credit	Commercial and Industrial	Insurance Premium	Other	Unallocated	Total
Allowance for loan losses:
Beginning Balance	$8,403	$163	$2,409	$1,866	$210	$1,877	$101	$34	$351	$15,414
Charge-offs	(987)	—	(443)	(2,132)	—	(36)	(101)	—	—	(3,699)
Recoveries	—	—	—	—	—	—	20	—	—	20
Provisions	5,238	407	(111)	5,403	32	(1,122)	91	(6)	152	10,084

Ending Balance	$12,654	$570	$1,855	$5,137	$242	$719	$111	$28	$503	$21,819

Ending balance: individually evaluated for impairment	$2,129	$369	$36	$121	$—	$—	$—	$—	$—	$2,655

Ending balance: collectively evaluated for impairment	$10,525	$201	$1,819	$5,016	$242	$719	$111	$28	$503	$19,164

Originated loans, net:
Ending balance	$339,259	$78,109	$35,077	$284,199	$28,337	$17,032	$44,517	$1,061	$—	$827,591

Ending balance: individually evaluated for impairment	$51,324	$1,750	$4,562	$5,083	$—	$500	$—	$—	$—	$63,219

Ending balance: collectively evaluated for impairment	$287,935	$76,359	$30,515	$279,116	$28,337	$16,532	$44,517	$1,061	$—	$764,372

The Company monitors the credit quality of its loan receivables on a periodic basis. Credit quality is monitored by reviewing certain credit quality indicators. Management has determined that loan-to-value ratios (at period end) and internally assigned credit risk ratings by loan type are the key credit quality indicators that best management measure the credit quality of the Company’s loan receivables. Loan-to-value (LTV) ratios used by management in monitoring credit quality are based on current period loan balances and original values at time of origination (unless a current appraisal has been obtained as a result of the loan being deemed impaired). In calculating the provision for loan losses, management has determined that commercial real estate loans and multifamily loans having loan-to-value ratios of less than 35%, and one -to- four family loans having loan-to-value ratios of less than 60%, require less of a loss factor than those with higher loan to value ratios.

The Company maintains a credit risk rating system as part of the risk assessment of its loan portfolio. The Company’s lending officers are required to assign a credit risk rating to each loan in their portfolio at origination. When the lender learns of important financial developments, the risk rating is reviewed accordingly, and adjusted if necessary. Monthly, management presents monitored assets to the loan committee. In addition, the Company engages a third party independent loan reviewer that performs semi-annual reviews of a sample of loans, validating the credit risk ratings assigned to such loans. The credit risk ratings play an important role in the establishment of the loan loss provision and to confirm the adequacy of the allowance for loan losses for originated loans held-for-investment. After determining the general reserve loss factor for each originated portfolio segment held-for-investment, the originated portfolio segment held-for-investment balance collectively evaluated for impairment is multiplied by the general reserve loss factor for the respective portfolio segment in order to determine the general reserve. Loans that have an internal credit rating of special mention or substandard receive a multiple of the general reserve loss factors for each portfolio segment, in order to determine the general reserve.

When assigning a risk rating to a loan, management utilizes the Bank’s internal nine-point credit risk rating system.

1. Strong

2. Good

3. Acceptable

4. Adequate

5. Watch

6. Special Mention

7. Substandard

8. Doubtful

9. Loss

Loans rated 1 to 5 are considered pass ratings. An asset is considered substandard if it is inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Substandard assets have well defined weaknesses based on objective evidence, and are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected. Assets classified as doubtful have all of the weaknesses inherent in those classified substandard with the added characteristic that the weaknesses present make collection or liquidation in full highly questionable and improbable based on current circumstances. Assets classified as loss are those considered uncollectible and of such little value that their continuance as assets is not warranted. Assets which do not currently expose the Company to sufficient risk to warrant classification in one of the aforementioned categories, but possess weaknesses, are required to be designated special mention.

The following table details the recorded investment of originated loans receivable held-for-investment, net of deferred fees and costs, by loan type and credit quality indicator at December 31, 2011 and 2010 (in thousands).

	At December 31, 2011
	Real Estate
	Commercial		One- to Four-Family		Construction and Land	Multifamily		Home Equity and Lines of Credit	Commercial and Industrial	Insurance Premium	Other	Total
	< 35% LTV	=> 35% LTV	< 60% LTV	=> 60% LTV		< 35% LTV	=> 35% LTV
Internal Risk Rating
Pass	$30,478	$214,120	$39,808	$27,806	$17,229	$23,595	$419,433	$27,751	$8,761	$58,817	$1,496	$869,294
Special Mention	624	23,271	1,730	—	631	—	11,989	389	1,118	142	—	39,894
Substandard	2,027	56,621	821	2,514	5,618	555	3,862	1,766	2,836	137	—	76,757

Total Loans Receivable, net	$33,129	$294,012	$42,359	$30,320	$23,478	$24,150	$435,284	$29,906	$12,715	$59,096	$1,496	$985,945

	At December 31, 2010
	Real Estate
	Commercial		One- to Four-Family		Construction and Land	Multifamily		Home Equity and Lines of Credit	Commercial and Industrial	Insurance Premium	Other	Total
	< 35% LTV	=> 35% LTV	< 60% LTV	=> 60% LTV		< 35% LTV	=> 35% LTV
Internal Risk Rating
Pass	$24,826	$248,759	$49,928	$22,247	$24,767	$18,880	$256,948	$28,042	$14,110	$44,149	$1,061	$733,717
Special Mention	1,613	12,108	1,206	1,750	1,128	—	5,233	55	776	239	—	24,108
Substandard	1,385	50,568	623	2,355	9,182	504	2,634	240	2,146	129	—	69,766

Total Loans Receivable, net	$27,824	$311,435	$51,757	$26,352	$35,077	$19,384	$264,815	$28,337	$17,032	$44,517	$1,061	$827,591

Included in originated loans receivable (including held-for-sale) are loans for which the accrual of interest income has been discontinued due to deterioration in the financial condition of the borrowers. The recorded investment of these nonaccrual loans was $43.8 million and $59.3 million at December 31, 2011, and December 31, 2010, respectively. Generally, originated loans (both held-for-investment and held-for-sale) are placed on non-accruing status when they become 90 days or more delinquent, and remain on non-accrual status until they are brought current, have six months of performance under the loan terms, and factors indicating reasonable doubt about the timely collection of payments no longer exist. Therefore, loans may be current in accordance with their loan terms, or may be less than 90 days delinquent and still be on a non-accruing status.

Non-accrual amounts included loans deemed to be impaired of $36.1 million and $52.0 million at December 31, 2011, and December 31, 2010, respectively. Loans on non-accrual status with principal balances less than $500,000, and therefore not meeting the Company’s definition of an impaired loan, amounted to $4.3 million and $7.3 million at December 31, 2011, and December 31, 2010, respectively. Non-accrual amounts included in loans held-for-sale were $3.4 million and $0 at December 31, 2011, and December 31, 2010, respectively. Loans past due ninety days or more and still accruing interest were $85,000 and $1.6 million at December 31, 2011, and December 31, 2010, respectively, and consisted of loans that are well secured and in the process of renewal.

The following table sets forth the detail, and delinquency status, of non-performing loans (non-accrual loans and loans past due ninety days or more and still accruing), net of deferred fees and costs, at December 31, 2011 and 2010 (in thousands) excluding PCI loans which have been segregated into pools in accordance with ASC Subtopic 310-30. Each loan pool is accounted for as a single asset with a single composite interest rate and an aggregate expectation of cash flows.

	At December 31, 2011
	Non-Accruing Loans
	0-29 Days Past Due	30-89 Days Past Due	90 Days or More Past Due	Total	90 Days or More Past Due and Accruing	Total Non- Performing Loans
Loans held-for-investment:
Real estate loans:
Commercial
LTV < 35%
Special Mention	$—	$—	$—	$—	$13	$13
Substandard	404	—	1,360	1,764	—	1,764

Total	404	—	1,360	1,764	13	1,777
LTV => 35%
Special Mention	876	—	1,020	1,896	—	1,896
Substandard	14,657	3,438	10,559	28,654	—	28,654

Total	15,533	3,438	11,579	30,550	—	30,550

Total commercial	15,937	3,438	12,939	32,314	13	32,327

One-to-four family residential
LTV < 60%
Special Mention	—	23	335	358	—	358
Substandard	210	—	198	408	—	408

Total	210	23	533	766	—	766
LTV => 60%
Substandard	—	572		572	—	572

Total	—	572	—	572	—	572

Total one-to-four family residential	210	595	533	1,338	—	1,338

Construction and land
Special Mention	—	—	—	—		—
Substandard	1,709	—	—	1,709	—	1,709

Total construction and land	1,709	—	—	1,709	—	1,709

Multifamily
LTV < 35%
Substandard	523	—	—	523	—	523

Total	523	—	—	523	—	523
LTV => 35%
Substandard	—	—	1,179	1,179	72	1,251

Total	—	—	1,179	1,179	72	1,251

Total multifamily	523	—	1,179	1,702	72	1,774

Home equity and lines of credit — Substandard	102	—	1,664	1,766		1,766

Total home equity and lines of credit	102	—	1,664	1,766	—	1,766

Commercial and industrial loans
Special Mention	—	—	724	724	—	724
Substandard	553	—	90	643	—	643

Total commercial and industrial loans	553	—	814	1,367	—	1,367

Insurance premium loans — Substandard	—	—	137	137	—	137

Total insurance premium loans	—	—	137	137	—	137

Total loans-held-for-investmet	19,034	4,033	17,266	40,333	85	40,418

Loans held-for-sale:
Commercial
LTV < 35%
Substandard	—	—	263	263	—	263

Total	—	—	263	263	—	263
LTV => 35%
Substandard	458	175	1,449	2,082	—	2,082

Total	458	175	1,449	2,082	—	2,082

Total commercial	458	175	1,712	2,345	—	2,345

Construction and land
Substandard	—	—	422	422	—	422

Total construction and land	—	—	422	422	—	422

Multifamily
LTV < 35%
Substandard	—	—	32	32	—	32

Total	—	—	32	32	—	32
LTV => 35%
Substandard	—	—	441	441	—	441

Total	—	—	441	441	—	441

Total multifamily	—	—	473	473	—	473

Commercial and industrial loans
Substandard	—	—	208	208	—	208

Total commercial and industrial loans	—	—	208	208	—	208

Total loans held-for-sale	458	175	2,815	3,448	—	3,448

Total non-performing loans	$19,492	$4,208	$20,081	$43,781	$85	$43,866

	At December 31, 2010
	Non-Accruing Loans
	0-29 Days Past Due	30-89 Days Past Due	90 Days or More Past Due	Total	90 Days or More Past Due and Accruing	Total Non- Performing Loans
Real estate loans:
Commercial
LTV < 35%
Special Mention	$29	$—	$—	$29	$—	$29

Total	29	—	—	29	—	29
LTV => 35%
Substandard	13,650	15,050	17,659	46,359	—	46,359

Total	13,650	15,050	17,659	46,359	—	46,359

Total commercial	13,679	15,050	17,659	46,388	—	46,388

One-to-four family residential
LTV < 60%
Special Mention	—	179	99	278	86	364
Substandard	135	—	197	332	291	623

Total	135	179	296	610	377	987
LTV => 60%
Substandard	—	591	74	665	731	1,396

Total	—	591	74	665	731	1,396

Total one-to-four family residential	135	770	370	1,275	1,108	2,383

Construction and land
Special Mention	—	—	—	—	404	404
Substandard	2,152	1,860	1,110	5,122	—	5,122

Total construction and land	2,152	1,860	1,110	5,122	404	5,526

Multifamily
LTV < 35%
Substandard	—	504	—	504	—	504

Total	—	504	—	504	—	504
LTV => 35%
Special Mention	1,824	—	—	1,824	—	1,824
Substandard	—	423	2,112	2,535	—	2,535

Total	1,824	423	2,112	4,359	—	4,359

Total multifamily	1,824	927	2,112	4,863	—	4,863

Home equity and lines of credit
Substandard	—	—	181	181	59	240

Total home equity and lines of credit	—	—	181	181	59	240

Commercial and industrial loans
Pass	—	—	—	—	38	38
Special Mention	—	—	100	100	—	100
Substandard	—	267	956	1,223	—	1,223

Total commercial and industrial loans	—	267	1,056	1,323	38	1,361

Insurance premium loans — substandard	—	—	129	129	—	129

Total insurance premium loans	—	—	129	129	—	129

Total non-performing loans	$17,790	$18,874	$22,617	$59,281	$1,609	$60,890

The following table sets forth the detail and delinquency status of originated loans receivable held-for-investment, net of deferred fees and costs, by performing and non-performing loans at December 31, 2011 and 2010 (in thousands).

	December 31, 2011
	Performing (Accruing) Loans			Non- Performing Loans
	0-29 Days Past Due	30-89 Days Past Due	Total		Total Loans Receivable, net
Loans held-for-investment:
Real estate loans:
Commercial
LTV < 35%
Pass	$30,478	$—	$30,478	$—	$30,478
Special Mention	611	—	611	13	624
Substandard	—	—	—	1,764	1,764

Total	31,089	—	31,089	1,777	32,866
LTV > 35%
Pass	215,123	1,342	216,465	—	216,465
Special Mention	20,796	579	21,375	1,896	23,271
Substandard	19,402	6,483	25,885	28,654	54,539

Total	255,321	8,404	263,725	30,550	294,275

Total commercial	286,410	8,404	294,814	32,327	327,141

One-to-four family residential
LTV < 60%
Pass	39,420	388	39,808	—	39,808
Special Mention	974	398	1,372	358	1,730
Substandard	129	284	413	408	821

Total	40,523	1,070	41,593	766	42,359
LTV > 60%
Pass	26,618	1,188	27,806	—	27,806
Special Mention	—	—	—	—	—
Substandard	1,942	—	1,942	572	2,514

Total	28,560	1,188	29,748	572	30,320

Total one-to-four family residential	69,083	2,258	71,341	1,338	72,679

Construction and land
Pass	14,610	3,041	17,651	—	17,651
Special Mention	631	—	631	—	631
Substandard	3,487	—	3,487	1,709	5,196

Total construction and land	18,728	3,041	21,769	1,709	23,478

Multifamily
LTV < 35%
Pass	23,595	—	23,595	—	23,595
Substandard	—	—	—	523	523

Total	23,595	—	23,595	523	24,118
LTV > 35%
Pass	416,453	3,453	419,906	—	419,906
Special Mention	10,526	1,463	11,989	—	11,989
Substandard	618	1,552	2,170	1,251	3,421

Total	427,597	6,468	434,065	1,251	435,316

Total multifamily	451,192	6,468	457,660	1,774	459,434

Home equity and lines of credit
Pass	27,721	30	27,751	—	27,751
Special Mention	389	—	389	—	389
Substandard	—	—	—	1,766	1,766

Total home equity and lines of credit	28,110	30	28,140	1,766	29,906

Commercial and industrial loans
Pass	8,887	82	8,969	—	8,969
Special Mention	269	125	394	724	1,118
Substandard	1,985	—	1,985	643	2,628

Total commercial and industrial loans	11,141	207	11,348	1,367	12,715

Insurance premium loans
Pass	58,391	426	58,817	—	58,817
Special Mention	—	142	142	—	142
Substandard	—	—	—	137	137

Total insurance premium loans	58,391	568	58,959	137	59,096

Other loans
Pass	1,405	91	1,496	—	1,496

Total other loans	1,405	91	1,496	—	1,496

	$924,460	$21,067	$945,527	$40,418	$985,945

	December 31, 2010
	Performing (Accruing) Loans			Non- Performing Loans
	0-29 Days Past Due	30-89 Days Past Due	Total		Total Loans Receivable, net
Real estate loans:
Commercial
LTV < 35%
Pass	$24,823	$3	$24,826	$—	$24,826
Special Mention	1,068	516	1,584	29	1,613
Substandard	—	1,385	1,385	—	1,385

Total	25,891	1,904	27,795	29	27,824
LTV > 35%
Pass	242,131	6,628	248,759	—	248,759
Special Mention	11,670	438	12,108	—	12,108
Substandard	4,209	—	4,209	46,359	50,568

Total	258,010	7,066	265,076	46,359	311,435

Total commercial	283,901	8,970	292,871	46,388	339,259

One-to-four family residential
LTV < 60%
Pass	48,930	998	49,928	—	49,928
Special Mention	83	759	842	364	1,206
Substandard	—	—	—	623	623

Total	49,013	1,757	50,770	987	51,757
LTV > 60%
Pass	21,429	818	22,247	—	22,247
Special Mention	1,750	—	1,750	—	1,750
Substandard	959	—	959	1,396	2,355

Total	24,138	818	24,956	1,396	26,352

Total one-to-four family residential	73,151	2,575	75,726	2,383	78,109

Construction and land
Pass	24,767	—	24,767	—	24,767
Special Mention	225	499	724	404	1,128
Substandard	4,060	—	4,060	5,122	9,182

Total construction and land	29,052	499	29,551	5,526	35,077

Multifamily
LTV < 35%
Pass	18,656	224	18,880	—	18,880
Substandard	—	—	—	504	504

Total	18,656	224	18,880	504	19,384
LTV > 35%
Pass	251,129	5,819	256,948	—	256,948
Special Mention	3,258	151	3,409	1,824	5,233
Substandard	99	—	99	2,535	2,634

Total	254,486	5,970	260,456	4,359	264,815

Total multifamily	273,142	6,194	279,336	4,863	284,199

Home equity and lines of credit
Pass	27,780	262	28,042	—	28,042
Special Mention	55	—	55	—	55
Substandard	—	—	—	240	240

Total home equity and lines of credit	27,835	262	28,097	240	28,337

Commercial and industrial loans
Pass	13,626	446	14,072	38	14,110
Special Mention	586	90	676	100	776
Substandard	923	—	923	1,223	2,146

Total commercial and industrial loans	15,135	536	15,671	1,361	17,032

Insurance premium loans
Pass	43,728	421	44,149	—	44,149
Special Mention	—	239	239	—	239
Substandard	—	—	—	129	129

Total insurance premium loans	43,728	660	44,388	129	44,517

Other loans
Pass	959	102	1,061	—	1,061

Total other loans	959	102	1,061	—	1,061

	$746,903	$19,798	$766,701	$60,890	$827,591

The following table summarizes impaired loans as of December 31, 2011 and 2010 (in thousands):

	At December 31, 2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance
With No Allowance Recorded:
Real estate loans:
Commercial
LTV < 35%
Substandard	$1,764	$1,764	$—
Loss	—	471	—
LTV => 35%
Special Mention	3,670	3,679	—
Substandard	26,284	27,906	—
Construction and land
Substandard	1,709	2,607	—
Multifamily
LTV < 35%
Substandard	523	523	—
LTV => 35%
Substandard	870	870	—
Commercial and industrial loans
Special Mention	660	660	—
Substandard	921	921	—
With a Related Allowance Recorded:
Real estate loans:
Commercial
LTV < 35%
Substandard	1,766	2,132	(175)
LTV => 35%
Special Mention	659	685	(65)
Substandard	9,305	9,305	(1,655)
One-to-four family residential
LTV < 60%
Special Mention	782	782	(22)
LTV => 60%
Substandard	1,750	1,750	(386)
Multifamily
LTV => 35%	1,552	1,552	(338)
Substandard
Home equity and lines of credit
Substandard	1,593	1,593	(30)
Commercial and industrial loans
Substandard	462	462	(1,393)
Total:
Real estate loans
Commercial	43,448	45,942	(1,895)
One-to-four family residential	2,532	2,532	(408)
Construction and land	1,709	2,607	—
Multifamily	2,945	2,945	(338)
Home equity and lines of credit	1,593	1,593	(30)
Commercial and industrial loans	2,043	2,043	(1,393)

	$54,270	$57,662	$(4,064)

	At December 31, 2010
	Recorded Investment	Unpaid Principal Balance	Related Allowance
With No Allowance Recorded:
Real estate loans:
Commercial
LTV < 35%
Special Mention	$661	$661	$—
LTV => 35%
Special Mention	4,807	4,807	—
Substandard	25,590	26,870	—
Construction and land
Substandard	2,152	2,416	—
Multifamily
LTV < 35%
Substandard	504	504	—
LTV => 35%
Special Mention	3,392	5,242	—
With a Related Allowance Recorded:
Real estate loans:
Commercial
LTV => 35%
Substandard	20,766	21,782	(2,129)
One-to-four family residential
LTV => 60%
Special Mention	1,750	1,750	(369)
Construction and land
Substandard	2,410	3,079	(36)
Multifamily
LTV => 35%
Substandard	1,187	1,632	(121)
Total:
Real estate loans
Commercial	51,824	54,120	(2,129)
One-to-four family residential	1,750	1,750	(369)
Construction and land	4,562	5,495	(36)
Multifamily	5,083	7,378	(121)

	$63,219	$68,743	$(2,655)

Included in the table above at December 31, 2011, are loans with carrying balances of $27.9 million that were not written down by either charge-offs or specific reserves in our allowance for loan losses. Included in the impaired loans at December 31, 2010, are loans with carrying balances of $24.8 million that were not written down either by charge-offs or specific reserves in our allowance for loan losses. Loans not written down by charge-offs or specific reserves at December 31, 2011, and 2010, have sufficient collateral values, less costs to sell (including any discounts to facilitate a sale), to support the carrying balances of the loans.

The average recorded balance of originated impaired loans (including held-for-investment and held-for-sale) for the years ended December 31, 2011, 2010, and 2009 was approximately $58.7 million, $54.3 million, and $27.2 million, respectively. The Company recorded $2.5 million, $2.8 million and $624,000 of interest income on impaired loans for the years ended December 31, 2011, 2010 and 2009, respectively.

The following tables summarize loans that were modified in a troubled debt restructuring during the year ended December 31, 2011.

	Year Ended December 31, 2011
	Number of Relationships	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
		(in thousands)
Troubled Debt Restructurings:
Commercial real estate loans
Special Mention	2	$4,007	$2,819
Substandard	3	13,966	13,966
Construction and land
Substandard	1	164	164
One-to-four Family
Special Mention	3	782	782
Home equity and lines of credit
Substandard	1	102	102
Commercial and industrial loans
Special Mention	1	40	40
Substandard	2	1,701	1,701

Total Troubled Debt Restructurings	13	$20,762	$19,574

At December 31, 2011 and 2010 we had troubled debt restructurings of $41.6 million and $31.2 million, respectively.

Nine of the relationships in the table above were restructured to receive reduced interest rates, two relationships were provided forbearance agreements to allow the owners to liquidate the properties and two relationships were granted extended maturities.

Management classifies all troubled debt restructurings as impaired loans. Impaired loans are individually assessed to determine that the loan’s carrying value is not in excess of the estimated fair value of the collateral (less cost to sell), if the loan is collateral dependent, or the present value of the expected future cash flows, if the loan is not collateral dependent. Management performs a detailed evaluation of each impaired loan and generally obtains updated appraisals as part of the evaluation. In addition, management adjusts estimated fair values down to appropriately consider recent market conditions, our willingness to accept a lower sales price to effect a quick sale, and costs to dispose of any supporting collateral. Determining the estimated fair value of underlying collateral (and related costs to sell) can be difficult in illiquid real estate markets and is subject to significant assumptions and estimates. Management employs an independent third party expert in appraisal preparation and review to ascertain the reasonableness of updated appraisals. Projecting the expected cash flows under troubled debt restructurings is inherently subjective and requires, among other things, an evaluation of the borrower’s current and projected financial condition. Actual results may be significantly different than our projections and our established allowance for loan losses on these loans, which could have a material effect on our financial results.

There have been three loans that were restructured during the last twelve months that have subsequently defaulted. The following table details these loans at December 31, 2011:

	Year ended December 31, 2011
	Number of Relationships	30-89 Days Past Due	90 Days or More Past Due
	(in thousands)
Commercial real estate loans
Substandard — Accrual *	1	$2,425	$—
Substandard — Non-accrual	1	3,412	—
Commercial and industrial loans
Substandard — Non-accrual	1	—	90

Total	3	$5,837	$90

*	Thirty-one days delinquent